Fair Values (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$695,727	$—	$695,727
Obligations of States and Political Subdivisions	—	1,003	—	1,003
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	415,502	—	415,502
Equity Securities	1,442	—	780	2,222
Mortgage Loans Held for Sale	—	25,743	—	25,743
Mortgage IRLCs	—	372	—	372
Liabilities
Interest Rate Swap	$—	$—	$—	$—
Fair value swap	—	—	135	135

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$371,657	$—	$371,657
Obligations of States and Political Subdivisions	—	2,660	—	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	444,295	—	444,295
Equity Securities	1,270	—	763	2,033
Mortgage Loans Held for Sale	—	11,535	—	11,535
Mortgage IRLCs	—	251	—	251
Liabilities
Interest rate swap	$—	$846	$—	$846
Fair value swap	—	—	700	700

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2012 and 2011, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at January 1, 2012	$—	$763	$(700)
Total Gains/(Losses)
Included in earnings - realized	—	(54)	—
Included in earnings - unrealized	—	—	—
Included in other comprehensive income	—	71	—
Purchases, sales, issuances and settlements, other, net	—	—	—
Re-evaluation of fair value swap	—	—	565
Balance, December 31, 2012	$—	$780	$(135)
Balance, at January 1, 2011	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	$—	$—	$—
Included in earnings - unrealized	(128)	—	—
Included in other comprehensive income	—	18	—
Purchases, sales, issuances and settlements, other, net	(2,470)	—	—
Re-evaluation of fair value swap	—	—	(640)
Balance, December 31, 2011	$—	$763	$(700)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Impaired Loans:
Commercial real estate	$—	$—	$25,997	$25,997
Construction real estate:
SEPH commercial land and development	—	—	12,832	12,832
Remaining commercial	—	—	8,113	8,113
Residential real estate	—	—	6,990	6,990
Total impaired loans	$—	$—	$53,932	$53,932
Mortgage Servicing Rights	—	6,642	—	6,642
Other Real Estate Owned:
Construction real estate	$—	$—	$12,134	$12,134
Residential real estate	—	—	4,307	4,307
Commercial real estate	—	—	3,485	3,485
Total Other Real Estate Owned	$—	$—	$19,926	$19,926

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Impaired Loans:
Commercial real estate	$—	$—	$24,859	$24,859
Construction real estate:
Vision commercial land and development	—	—	21,228	21,228
Remaining commercial	—	—	8,860	8,860
Residential real estate	—	—	12,935	12,935
Total impaired loans	$—	$—	$67,882	$67,882
Mortgage Servicing Rights	—	5,815	—	5,815
Other Real Estate Owned:
Construction real estate	$—	$—	$10,834	$10,834
Residential real estate	—	—	6,826	6,826
Commercial real estate	—	—	6,062	6,062
Total Other Real Estate Owned	$—	$—	$23,722	$23,722

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
The following table presents qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$25,997	Sales comparison approach	Adj to comparables	0.0% - 116.0% (22.3%)
		Income approach	Capitalization rate	7.5% - 20.9% (10.1%)
		Cost approach	Accumulated depreciation	23.0% - 63.0% (50.4%)

Construction real estate:
SEPH commercial land and development	$12,832	Sales comparison approach	Adj to comparables	0.0% - 218.0% (31.9%)
		Bulk sale approach	Discount rate	11.0% - 55.0% (23.4%)

Remaining commercial	$8,113	Sales comparison approach	Adj to comparables	0.0% - 75.0% (26.2%)
		Bulk sale approach	Discount rate	10.0% - 55.0% (18.3%)

Residential real estate	$6,990	Sales comparison approach	Adj to comparables	0.0% - 178.0% (17.9%)

Other real estate owned:
Commercial real estate	$3,485	Sales comparison approach	Adj to comparables	0.0% - 67.0% (25.8%)
		Income approach	Capitalization rate	11.0% (11.0%)
		Bulk sale approach	Discount rate	13.0% (13.0%)
		Cost approach	Accumulated depreciation	40.9% - 90.0% (65.0%)

Construction real estate	$12,134	Sales comparison approach	Adj to comparables	0.0% - 273.0% (34.0%)
		Income approach	Capitalization rate	8.5% (8.5%)
		Bulk sale approach	Discount rate	10.0% - 12.0% (10.8%)

Residential Real Estate	$4,307	Sales comparison approach	Adj to comparables	1.0% - 61.0% (18.0%)
		Income approach	Capitalization rate	7.9% - 9.3% (8.7%)
		Cost approach	Accumulated Depreciation	6.0% (6.0%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2012 and December 31, 2011, was as follows:

	December 31, 2012
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$201,305	$201,305	$—	$—	$201,305
Investment securities	1,515,844	1,442	1,522,937	780	1,525,159
Accrued interest receivable - securities	6,122	—	6,122	—	6,122
Accrued interest receivable - loans	13,588	—	2	13,586	13,588
Mortgage loans held for sale	25,743	—	25,743	—	25,743
Impaired loans carried at fair value	53,932	—	—	53,932	53,932
Mortgage IRLCs	372	—	372	—	372
Other loans	4,314,738	—	—	4,348,705	4,348,705
Loans receivable, net	$4,394,785	$—	$26,115	$4,402,637	$4,428,752
Financial liabilities:
Non-interest bearing checking accounts	$1,137,290	$1,137,290	$—	—	$1,137,290
Interest bearing transactions accounts	1,088,617	1,088,617	—	—	1,088,617
Savings accounts	1,038,356	1,038,356	—	—	1,038,356
Time deposits	1,450,424	—	1,458,793	—	1,458,793
Other	1,345	1,345	—	—	1,345
Total deposits	$4,716,032	$3,265,608	$1,458,793	$—	$4,724,401
Short-term borrowings	$344,168	$—	$344,168	$—	$344,168
Long-term debt	781,658		861,466		861,466
Subordinated debentures/notes	80,250	—	79,503	—	79,503
Accrued interest payable – deposits	1,960	21	1,939	—	1,960
Accrued interest payable – debt/borrowings	1,499	8	1,491	—	1,499
Derivative financial instruments:
Interest rate swap	$—	$—	$—	$—	$—
Fair value swap	135	—	—	135	135

	December 31, 2011
(In thousands)	Carrying Value	Fair Value
Financial assets:
Cash and money market instruments	$157,486	$157,486
Investment securities	1,640,869	1,655,219
Accrued interest receivable	19,697	19,697
Mortgage loans held for sale	11,535	11,535
Impaired loans carried at fair value	87,813	87,813
Mortgage IRLCs	251	251
Other loans	4,149,056	4,166,973
Loans receivable, net	$4,248,655	$4,266,572
Assets held for sale	$382,462	$382,462
Financial liabilities:
Non-interest bearing checking	$995,733	$995,733
Interest bearing transactions accounts	1,037,385	1,037,385
Savings	931,526	931,526
Time deposits	1,499,105	1,506,075
Other	1,365	1,365
Total deposits	$4,465,114	$4,472,084
Short-term borrowings	$263,594	$263,594
Long-term debt	823,182	915,274
Subordinated debentures/notes	75,250	68,601
Accrued interest payable	4,916	4,916
Liabilities held for sale	536,186	536,991
Derivative financial instruments:
Interest rate swap	$846	$846
Fair value swap	700	700